Note 7 - Subordinated Notes Payable - Schedule of Subordinated Notes Payable (Details) - CAD ($) $ in Thousands	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Subordinated notes payable, maturing March 2029 [member]
Statement Line Items [Line Items]
Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), effective interest rate of 10.41%, maturing March 2029.	$ 4,911	$ 4,908	$ 4,901
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), effective interest rate of 10.41%, maturing March 2029.	97,854	100,043	92,825
Subordinated notes payable [member]
Statement Line Items [Line Items]
Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), effective interest rate of 10.41%, maturing March 2029.	$ 102,765	$ 104,951	$ 97,726